INVESTMENTS (Short-Term Investment and Long-Term Investment) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investment And Other Income [Line Items]
Short-term investments	$ 42,929	$ 62,559
Long-term investments	231,880	244,678
Fixed Rate Time Deposits [Member]
Investment And Other Income [Line Items]
Short-term investments	42,929	62,559
Cost-method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	180,241	188,651
Available-for-sale securities [Member] | Equity Securities [Member]
Investment And Other Income [Line Items]
Long-term investments	51,639	56,027
Available-for-sale securities [Member] | Tospur Real Estate Consulting Co Ltd [Member] | Cost-method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	54,918	62,257
Available-for-sale securities [Member] | Yirendai Ltd [Member] | Equity Securities [Member]
Investment And Other Income [Line Items]
Short-term investments		0
Available-for-sale securities [Member] | Hopefluent Group Holdings Limited [Member] | Equity Securities [Member]
Investment And Other Income [Line Items]
Long-term investments	31,033	31,339
Available-for-sale securities [Member] | Color Life Service Group [Member] | Equity Securities [Member]
Investment And Other Income [Line Items]
Long-term investments	20,606	23,703
Available-for-sale securities [Member] | Yirendaii Ltd [Member] | Equity Securities [Member]
Investment And Other Income [Line Items]
Short-term investments	985
Available-for-sale securities [Member] | Shenzhen World Union Properties Consultancy Co.,Ltd. [Member] | Cost-method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	107,088	121,394
Available-for-sale securities [Member] | Sindeo, Inc. (the "Corporation") [Member] | Cost-method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	2,768	5,000
Available-for-sale securities [Member] | Guilin Bank [Member] | Cost-method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	12,173	0
Available-for-sale securities [Member] | Xian Chuangdian Quancheng Real estate consultant limited [Member] | Cost-method Investments [Member]
Investment And Other Income [Line Items]
Long-term investments	$ 3,294	$ 0